Long-Term Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Long-Term Receivables and Other Assets

	March 31,
	2014	2013
Prepayment of land leased from Israel Land Administration (1)	$14,507	$13,682
Long-term deposits	36,183	5,000
Derivative instruments (2)	—	1,767
Severance pay fund (3)	2,085	2,594
Long-term security deposit	53	133
Other	66	51

	$52,894	$23,227

(1)	The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).This amount was prepaid. See Note 2.j.
(2)	See Note 10.
(3)	Under Israeli law, the Company and its Israeli subsidiaries are required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

Pension, Retirement Savings and Severance Expenses

The subsidiaries’ matching contribution to the plan was approximately $1,075, $987, $233 and $861 for the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011, respectively.

	Years ended March 31,		Three months ended March 31,	Year ended December 31,
	2014	2013	2012	2011
Pension, retirement savings and severance expenses	$6,140	$6,009	$1,690	$6,765